Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net loss	$ (44,634)	$ (39,198)	$ (15,697)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	385	612	722
Amortization of premiums and accretion of discounts on available for sale securities sale securities	962	1,198
Provision for doubtful accounts		661	85
Provision for losses on loans receivable	515	7,589	4,476
Stock-based compensation	309	1,873
Loss on loan payoffs and settlements, net	125	3,837	4,981
Origination fee income	(500)	(6,480)	(19,938)
Unrealized change in fair value of life settlements	5,660	(570)	(10,156)
Unrealized change in fair value of structured settlements	(1,823)	(5,302)	(2,477)
Gain on forgiveness of debt		(5,023)	(7,599)
Interest income on loans	(2,014)	(8,303)	(18,660)
Amortization of deferred costs	1,867	6,076	24,465
Accretion of discount on debenture payable		233
Change in equity investments			1,284
Gain on sale and prepayment of investment securities available for sale	(53)	(21)
Realized gain on life settlements, net	(151)	(5)	(1,951)
Change in assets and liabilities:
Purchase of certificate of deposit-restricted	895		(200)
Deposits-other	(2,094)	(68)	54
Agency fees receivable		479	1,519
Investment in affiliates	(1,171)	(964)	(71)
Structured settlement receivables	12,827	(5,539)	523
Prepaid expenses and other assets	(10,833)	(1,996)	(3,467)
Deferred Costs		2,755
Accounts payable and accrued expenses	(9,730)	12,625	1,017
Other liabilities	16,517	(3,634)	7,914
Interest receivable	343	(439)
Interest payable	(5,505)	(6,758)	3,429
Deferred income tax	(39)
Net cash used in operating activities	(38,142)	(46,362)	(27,796)
Cash flows from investing activities
Purchase of fixed assets, net of disposals	(21)	(311)	(261)
Purchase of intangible assets			(160)
Investment in life settlement fund			(727)
Purchase of investment securities available for sale	(35,492)	(127,974)
Proceeds from sale and prepayments of investment securities available for sale	79,781	69,490
Premiums paid on investments in life settlements	(27,804)	(16,321)	(745)
Purchases of investments in life settlements	(130)	(50,480)	(1,324)
Proceeds from sale of investments in life settlements	5,626
Proceeds from sale of investments, net			2,070
Proceeds from loan payoffs and lender protection insurance claims received in advance	26,676	51,778	128,847
Originations of loans receivable		(18,724)	(24,744)
Net cash provided by (used in) investing activities	48,636	(92,542)	102,956
Cash flows from financing activities
Proceeds from sale of preferred units			15,000
Payments of cash pledged as restricted deposits			(455)
Proceeds from initial public offering, net of offering expenses		174,233
Payment of financing fees			(6,010)
Repayment of borrowings under credit facilities	(19,277)	(36,176)	(40,827)
Restricted Cash	(471)
Repayment of borrowings from affiliates			(93,216)
Borrowings under credit facilities		234	24,247
Borrowings from affiliates		2,644	24,434
Net cash (used in) provided by financing activities	(19,748)	140,935	(76,827)
Net (decrease) increase in cash and cash equivalents	(9,254)	2,031	(1,667)
Cash and cash equivalents, at beginning of the year	16,255	14,224	15,891
Cash and cash equivalents, at end of the year	7,001	16,255	14,224
Supplemental disclosures of cash flow information:
Cash paid for interest during the period	6,746	14,992	26,743
Supplemental disclosures of non-cash financing activities:
Subscription to purchase Member units-Series E preferred			5,000
Repurchase of common and preferred units			10,961
Repayment of borrowings paid directly by our lender protection insurance carrier			63,968
Conversion of debt to common stock		35,158
Supplemental disclosures of non-cash investing activities:
Investment in life settlements acquired in foreclosure	$ 5,724	$ 6,409	$ 11,901